Cover - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38644
Entity Registrant Name	Qutoutiao Inc.
Entity Central Index Key	0001733298
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building No. 2, Shanghai Pudong Software Park
Entity Address, Address Line Two	519 Yi De Road, Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200124
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Shandong Haoxin Certified Public Accountants Co., Ltd.	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	5035	1424
Auditor Location	Weifang, People’s Republic of China	Shanghai, the People’s Republic of China
Common Class A [Member]
Entity Addresses [Line Items]
No Trading Symbol Flag	true
Title of 12(g) Security	Class A Ordinary Shares, par value US$0.0001 per share
Entity Common Stock, Shares Outstanding	46,920,018
ADR [Member]
Entity Addresses [Line Items]
No Trading Symbol Flag	true
Title of 12(g) Security	American Depositary Shares, every two representing five Class A ordinary shares
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	32,937,193
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Building No. 2, Shanghai Pudong Software Park
Entity Address, Address Line Two	519 Yi De Road, Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200124
City Area Code	+86-21
Local Phone Number	5889-0398
Contact Personnel Name	Mr. Bing Xu
Contact Personnel Email Address	ir@qutoutiao.net